Summary of Restricted Stock Units (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Jul. 31, 2022
Share-Based Payment Arrangement [Abstract]
Restricted stock units Beginning Balance	2,710	20,125
Weighted Average Grant Date Fair Value Beginning Balance	$ 75.02	$ 71.28
Restricted stock units Vested	(1,379)	(3,774)
Weighted Average Grant Date Fair Value Vested	$ 76.60	$ 74.80
Restricted stock units Vested	(1,282)	(13,641)
Weighted Average Grant Date Fair Value Vested	$ 69.52	$ 69.52
Restricted stock units Ending Balance	49	2,710
Weighted Average Grant Date Fair Value Ending Balance	$ 168.08	$ 75.02